Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Sep. 30, 2025	Dec. 31, 2024
Non-current assets
Goodwill	€ 2,104.5	€ 2,106.1
Intangible assets	2,474.3	2,472.9
Property, plant and equipment	582.5	591.1
Other non-current assets	7.3	8.6
Derivative financial instruments	2.0	4.3
Deferred tax assets	2.8	14.7
Total non-current assets	5,173.4	5,197.7
Current assets
Cash and cash equivalents	193.6	403.3
Inventories	485.3	441.5
Trade and other receivables	419.0	334.6
Current tax receivable	36.4	37.6
Derivative financial instruments	5.4	16.9
Total current assets	1,139.7	1,233.9
Total assets	6,313.1	6,431.6
Current liabilities
Trade and other payables	844.7	829.1
Current tax payable	197.7	226.7
Provisions	25.8	27.1
Loans and borrowings	28.5	26.0
Derivative financial instruments	18.6	14.4
Total current liabilities	1,115.3	1,123.3
Non-current liabilities
Loans and borrowings	2,077.5	2,151.4
Employee benefits	147.0	152.1
Other non-current liabilities	0.4	0.5
Provisions	2.8	2.7
Derivative financial instruments	130.1	46.4
Deferred tax liabilities	285.7	292.7
Total non-current liabilities	2,643.5	2,645.8
Total liabilities	3,758.8	3,769.1
Net assets	2,554.3	2,662.5
Equity attributable to equity holders
Share capital and capital reserve	1,178.5	1,316.4
Share based compensation reserve	15.3	26.2
Translation reserve	102.0	135.3
Other reserves	(24.5)	(14.9)
Retained earnings	1,283.0	1,199.5
Equity attributable to owners of parent	€ 2,554.3	€ 2,662.5